PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Property Plant And Equipment And Intangible Assets [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET [Text Block]
NOTE 9 -	PROPERTY, PLANT AND EQUIPMENT, NET

	Building and leasehold improvements	Equipment and furniture	Computer, software and equipment	Vehicles	Total
Cost:

Balance at December 31, 2023	9,899	4,739	922	511	16,071
Additions during the year	4	101	-	51	156
Disposals	(411)	(17)	(11)	(197)	(636)
Deconsolidation of Oranim	(523)	(173)	(30)	(277)	(1,003)
Foreign currency translation	130	41	39	(46)	164

Balance at December 31, 2024	9,099	4,691	920	42	14,752
Additions during the year	-	6	7	-	13
Foreign currency translation	276	97	56	(2)	427

Balance at December 31, 2025	9,375	4,794	983	40	15,192

Accumulated depreciation:

Balance at December 31, 2023	6,301	3,792	718	202	11,013
Depreciation during the year	186	116	101	53	456
Disposals	(147)	(8)	(10)	(140)	(305)
Deconsolidation of Oranim	(100)	(53)	(17)	(50)	(220)
Foreign currency translation	33	16	52	(23)	78

Balance at December 31, 2024	6,273	3,863	844	42	11,022
Depreciation during the year	142	114	44	-	300
Foreign currency translation	59	32	70	(2)	159

Balance at December 31, 2025	6,474	4,009	958	40	11,481

Depreciated cost at December 31, 2025	$2,901	$785	$25	$-	$3,711

Depreciated cost at December 31, 2024	$2,826	$828	$76	$-	$3,730